Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2024, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$46,760	$138,973	$185,733
Corporate and purchasing card loans(a)	35,687	—	35,687
Residential mortgages	226	—	226
Retail credit card loans(a)	137,404	—	137,404
Other retail loans	16,460	26,145	42,605
Other	7,736	—	7,736
(a)Primarily cancellable at the Company’s discretion.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2024:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$23	$10,522
Third party borrowing arrangements	—	—	1
Securities lending indemnifications	6,862	—	6,681
Asset sales	—	112	12,650
Merchant processing	816	61	144,713
Other	—	21	3,245

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2024, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$7,105	$3,417	$10,522
Commercial	441	21	462